Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9,813	$ 9,300